The Company, basis of presentation and significant accounting policies - Foreign currency translation (Details) - $ / €	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign Currency Translation
Spot exchange rate	0.81493	0.89015
Average exchange rate	0.87550	0.89328	0.84678